Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2016
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2016	2015	2014
Capital gain (*)	$3,868	$133	$—
Other	99	83	120
	$3,967	$216	$120

(*) During 2016, the company recognized a gain from the sale of land and property.